UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5012

Credit Suisse Asset Management Income Fund, Inc.

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(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

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(Address of principal executive offices) (Zip code)

John G. Popp

Eleven Madison Avenue

New York, New York 10010

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(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2019 - June 30, 2020

ITEM 1. PROXY VOTING RECORD

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Asset Management Income Fund, Inc.

By:	/s/ John G. Popp
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John G. Popp
Chief Executive Officer and President

Date:	July 28, 2020